Contingent liabilities (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jan. 23, 2023	Dec. 18, 2022
Notes and other explanatory information [abstract]
Aggregate consideration				$ 7,400
Requested for reimbursement			$ 225
Contingent liability	$ 225	$ 225